Note 32 Leverage Ratio (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leverage ratio [Line Items]
Tier 1	€ 55,934	€ 56,822	€ 52,150
Exposure to leverage ratio	€ 908,869	€ 834,488	€ 797,888
Leverage ratio	6.15%	6.81%	6.54%